Leases (Details) - Schedule of Maturities of Lease Liabilities Under Non-Cancellable Leases ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Leases (Details) - Schedule of Maturities of Lease Liabilities Under Non-Cancellable Leases [Line Items]
Fiscal 2023	₨ 313	$ 4.1
Fiscal 2024	320	4.2
Fiscal 2025	331	4.4
Fiscal 2026	340	4.5
Fiscal 2027	350	4.6
Thereafter	11,913	157.1
Total undiscounted lease payments	13,567	178.9
Less: Imputed interest	9,733	128.3
Total lease liabilities	₨ 3,834	$ 50.6	₨ 3,642